Intangible Assets - Amortization expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Intangible Assets
2026	$ 1,111
2027	1,041
2028	740
2029	231
2030	131
Amortization expenses	$ 1,200	$ 1,100	$ 1,000